Exploration and Evaluation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	$ 7,696	$ 14,653
Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	311	977
Exploration drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	378	2,066
Camp cost, equipment and field supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	763	1,811
Geological consulting services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	913	1,672
Geophysical analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	312	212
Permitting, environmental and community costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,432	1,294
Expediting and mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	155	384
Salaries and wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,215	2,188
Fuel and consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	99	199
Aircraft and travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,000	3,487
Share based compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,118	363
Nunavut exploration projects
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	3,027	8,501
Nunavut exploration projects | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	163	695
Nunavut exploration projects | Exploration drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	378	1,368
Nunavut exploration projects | Camp cost, equipment and field supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	336	767
Nunavut exploration projects | Geological consulting services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	145	526
Nunavut exploration projects | Geophysical analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	143	0
Nunavut exploration projects | Permitting, environmental and community costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	189	302
Nunavut exploration projects | Expediting and mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	102	256
Nunavut exploration projects | Salaries and wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	614	1,455
Nunavut exploration projects | Fuel and consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	36	110
Nunavut exploration projects | Aircraft and travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	703	2,893
Nunavut exploration projects | Share based compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	218	129
Homestake Ridge mining property
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,195	2,087
Homestake Ridge mining property | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	72	111
Homestake Ridge mining property | Exploration drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	391
Homestake Ridge mining property | Camp cost, equipment and field supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	149	269
Homestake Ridge mining property | Geological consulting services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	200	201
Homestake Ridge mining property | Geophysical analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	169	0
Homestake Ridge mining property | Permitting, environmental and community costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	61	107
Homestake Ridge mining property | Expediting and mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	26	93
Homestake Ridge mining property | Salaries and wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	174	327
Homestake Ridge mining property | Fuel and consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	40	67
Homestake Ridge mining property | Aircraft and travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	187	475
Homestake Ridge mining property | Share based compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	117	46
Peruvian exploration projects
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	3,474	4,065
Peruvian exploration projects | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	76	171
Peruvian exploration projects | Exploration drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	307
Peruvian exploration projects | Camp cost, equipment and field supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	278	775
Peruvian exploration projects | Geological consulting services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	568	945
Peruvian exploration projects | Geophysical analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	212
Peruvian exploration projects | Permitting, environmental and community costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,182	885
Peruvian exploration projects | Expediting and mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	27	35
Peruvian exploration projects | Salaries and wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	427	406
Peruvian exploration projects | Fuel and consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	23	22
Peruvian exploration projects | Aircraft and travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	110	119
Peruvian exploration projects | Share based compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	$ 783	$ 188